SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - Software	12 Months Ended
Feb. 28, 2017
Minimum
Intangible assets
Amortization Period	2 years
Maximum
Intangible assets
Amortization Period	3 years